SHORT-TERM BORROWINGS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Balance at year-end	$ 17,813	$ 20,686
Short-term Debt
Short-term Debt [Line Items]
Balance at year-end	17,813	20,686
Average balance outstanding during the year	25,652	21,800
Maximum amount outstanding at any month-end	$ 54,712	$ 33,157
Short Term Debt Percentage Bearing Variable Interest Rate
Short-term Debt [Line Items]
Debt instrument, interest rate at period end	0.28%	0.35%
Debt, weighted average interest rate	0.34%	0.50%